INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 121,900	$ 65,700	$ 100,900
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards	3,500,000
Canadian oil and gas dedication pools	$ 7,500,000